Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
17.	Supplemental Cash Flow Information

a)	The changes in operating assets and liabilities for the years ended December 31, 2012, 2011, and 2010, are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable	(132,873)	(68,914)	(21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518

	(115,209)	(84,347)	45,415

b)	Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2012, 2011, and 2010, totaled $274.2 million, $279.1 million and $271.3 million, respectively. In addition, during the years ended December 31, 2012, 2011, and 2010, cash interest paid relating to interest rate swap amendments and terminations totaled $nil, $149.7 million and $nil, respectively.

c)	During the year ended December 31, 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of the Company in exchange for a 33% equity interest in the subsidiary as described in Note 16(e) to these consolidated financial statements. This contribution has been treated as a non-cash transaction in the Company’s consolidated statement of cash flows.